SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2014
2004 Option Plan
Share Option Activities

The following table summarizes the Company’s share option activities with its employees and directors:

	Number of Options	Weighted-Average Exercise Price		Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2014	3,297,391	US$	2.41	2.02	Nil
Granted	0
Exercised	(54,742)	US$	2.41
Forfeited	(172,158)	US$	5.11

Outstanding at December 31, 2014	3,070,491	US$	2.41	1.03	Nil

Vested and expected to vest at December 31, 2014	3,070,491	US$	2.41	1.03	Nil

Exercisable at December 31, 2014	2,912,713	US$	2.41	0.90	Nil

Fair Value of Equity Warrants Measured on Grant Date based on Black-Scholes Option Pricing Model

The fair value of the share options were measured on the respective grant dates based on the Black-Scholes option pricing model, with assumptions made regarding expected term and volatility, risk-free interest rate and dividend yield. No options were granted during 2012 and 2014.

	For the year ended December 31, 2013
Risk-free interest rate		0.35%
Expected life (years)		3.25
Expected dividend yield		0
Volatility		59.39%
Fair value of options at grant date	US$	0.99

The fair value of options, of which exercise prices were modified in April 2013, were measured on the modification date based on the Black-Scholes option pricing model with the following assumptions:

For the year ended December 31, 2013
Risk-free interest rate	0.09%-0.24%
Expected remaining life (years)	0.57-2.20
Expected dividend yield	0
Volatility	36%-65%
Fair value of incremental cost	US$0.16-US$0.43

Stock options granted by TDC
Share Option Activities

The following table summarizes the TDC’s share option activities with Mr. Zhu and TDC employees:

	Number of Options	Weighted-Average Exercise Price per Option		Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2014	15,000,000	HK$	0.10	2.0	Nil
Forfeited	0

Outstanding at December 31, 2014	15,000,000	HK$	0.10	1.0	Nil

Vested and expected to vest at December 31, 2014	15,000,000	HK$	0.10	1.0	Nil

Exercisable at December 31, 2014	15,000,000	HK$	0.10	1.0	Nil

Stock options and ordinary shares granted by Red 5
Share Option Activities

The following table summarizes the Red 5’s share option activities with its employees and directors:

	Number of Options	Weighted-Average Exercise Price per Option		Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at January 1, 2014	21,168,682	US$	0.128	1.31	US$	12,122,636
Exercised	(805,251)	US$	0.124		US$	162,279
Forfeited	(14,813,074)	US$	0.130
Outstanding at December 31, 2014	5,550,357	US$	0.122	2.61	US$	1,133,349

Vested and expected to vest at December 31, 2014	5,537,716	US$	0.122	2.61	US$	1,130,746

Exercisable at December 31, 2014	3,644,789	US$	0.123	2.26	US$	740,881

Fair Value of Equity Warrants Measured on Grant Date based on Black-Scholes Option Pricing Model

The fair value of options granted ranged from US$0.012 to US$0.149, measured on the grant date based on the Black-Scholes option pricing model with assumptions made regarding expected term and volatility, risk-free interest rate and dividend yield:

Risk-free interest rate	1.10%-5.00%
Expected life (years)	5.00-6.00
Expected dividend yield	0
Volatility	38.89%-69.36%